FORUM                           ANNUAL REPORT
FUNDS                           SEPTEMBER 30, 2000





                                EQUITY INDEX FUND




                                [GRAPHIC]



                                TABLE OF CONTENTS

                            A Message to Our Shareholders................................................ 1


                        FINANCIAL STATEMENTS OF FORUM EQUITY INDEX FUND

                            Performance Charts and Analysis.............................................. 2

                            Independent Auditors' Report................................................. 3

                            Statement of Assets and Liabilities.......................................... 4

                            Statements of Operations..................................................... 5

                            Statements of Changes in Net Assets.......................................... 6

                            Financial Highlights......................................................... 7

                            Notes to Financial Statements................................................ 8



                        FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST

                            Independent Auditors' Report................................................ 12

                            Statement of Assets and Liabilities......................................... 13

                            Statement of Operations..................................................... 14

                            Statements of Changes in Net Assets......................................... 15

                            Financial Highlights........................................................ 16

                            Notes to Financial Statements............................................... 17

                            Schedule of Investments..................................................... 20


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


--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                                                                          [LOGO]

EQUITY INDEX FUND

September 30, 2000                                                 ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Investor:

This Annual Report covers the Equity Index Fund (the "Fund"), a series of Forum Funds, and reviews its performance for the fiscal period beginning June 1, 2000 and ending September 30, 2000. This short fiscal year is a result of the Board of Trustees' decision to change the Fund's fiscal year end to September 30.

As of September 30, 2000 the Fund contains assets totaling over $10.5 million. The Fund returned 13.27% for the fiscal year ended September 30, 2000, excluding any sales charges, matching the performance of its benchmark, the S&P 500 Index, which also returned 13.27%.* The Fund did not distribute any dividend income or capital gains during the fiscal period, June 1, 2000 to September 30, 2000.

In seeking to duplicate the return of the S&P 500 Index, the Fund invests substantially all of its assets in Index Portfolio (the "Portfolio"), a series of Wells Fargo Core Trust, another open-end management investment company. The Portfolio seeks to invest in all 500 stocks that make up the S&P 500 Index and in the same weightings as determined by S&P.

A small portion of the Portfolio's assets are held in cash, which is invested in money market investments so the Portfolio can accommodate shareholder transactions and to provide liquidity. Although holding cash minimizes transaction costs, it can hurt performance in a rising market. The Fund seeks to reduce this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Portfolio fully invested in stocks.

Thank you for your confidence in Forum Funds. We will continue to provide you with the high quality investment service to which you have grown accustomed. If you have questions, please discuss them with your investment professional or call us at (207) 879-0001.

                                                     Sincerely,
                                                     /s/ John Y. Keffer
                                                     John Y. Keffer,
                                                     Chairman

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. During the period, certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. If the maximum 4.0% sales charge had been reflected the quoted performance would have been lower.

The S&P 500 Index is a group of unmanaged securities widely regarded by investors to be representative of the market in general. One cannot invest directly in an index.


                                       1                          FORUM FUNDS(R)

--------------------------------------------------------------------------------

PERFORMANCE CHARTS & ANALYSIS
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

These charts reflect the change in value of a $10,000 investment, including reinvested dividends and distributions, in Equity Index Fund, compared to the S&P 500 Index, since the Fund's inception. The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. The total return of the Fund includes operating expenses and a 4.00% sales charge that reduce returns, while the total return of the S&P 500 Index does not include expenses and sales charges. The Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance information presented here represents only past performance and does not predict future results.

                                        EQUITY INDEX FUND VS. S&P 500 Index

                                  Average Annual Total Return on 9/30/00
                                  One Year:                            8.74%
                                  Since Inception on 12/24/97:        16.41%

                                  Investment Value on 9/30/00
                                  Equity Index Fund:                 $15,225
                                  S&P 500 Index:                     $15,989

                        [EDGAR representation of graph]

                                  Equity Index Fund               S&P 500 Index
   12/24/97                             9,600                       10,000
   01/31/98                            10,042                       10,534
   02/28/98                            10,762                       11,294
   03/31/98                            11,309                       11,872
   04/30/98                            11,424                       11,991
   05/31/98                            11,222                       11,785
   06/30/98                            11,674                       12,263
   07/31/98                            11,549                       12,133
   08/31/98                             9,878                       10,381
   09/30/98                            10,560                       11,046
   10/31/98                            11,395                       11,943
   11/30/98                            12,086                       12,667
   12/31/98                            12,792                       13,397
   01/31/99                            13,286                       13,957
   02/28/99                            12,879                       13,523
   03/31/99                            13,383                       14,064
   04/30/99                            13,906                       14,609
   05/31/99                            13,577                       14,264
   06/30/99                            14,332                       15,055
   07/31/99                            13,887                       14,585
   08/31/99                            13,819                       14,513
   09/30/99                            13,441                       14,116
   10/31/99                            14,313                       15,009
   11/30/99                            14,594                       15,314
   12/31/99                            15,451                       16,215
   01/31/00                            14,675                       15,401
   02/29/00                            14,400                       15,109
   03/31/00                            15,804                       16,587
   04/30/00                            15,323                       16,088
   05/31/00                            15,009                       15,757
   06/30/00                            15,372                       16,146
   07/31/00                            15,146                       15,894
   08/31/00                            16,079                       16,880
   09/30/00                            15,225                       15,825

                                       2                          FORUM FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------



To the Board of Trustees and Shareholders,
     Forum Funds:

We have audited the accompanying statement of assets and liabilities of the Forum Equity Index Fund, (the "Fund"), (one of the series comprising Forum Funds (the "Trust")), the related statement of operations for the four months ended September 30, 2000 and the year ended May 31, 2000, the statements of changes in net assets for the four months ended September 30, 2000 and the years ended May 31, 2000 and 1999, and the financial highlights for the four months ended September 30, 2000 and for each year in the three year period ending May 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 10, 2000

                                       3                          FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------






ASSETS

     Investments (Notes 1 and 2)
        Investments, at cost                                       $ 7,380,872
        Net unrealized appreciation                                  3,150,441
                                                          ---------------------
     Total investments, at value                                    10,531,313

     Receivable for Fund shares sold                                     4,844
     Prepaid expenses                                                      275
     Organization costs, net of amortization (Note 2)                    1,176
                                                          ---------------------

Total Assets                                                        10,537,608
                                                          ---------------------

LIABILITIES

     Payable to related parties (Note 3)                                 9,547
     Accrued expenses and other liabilities                             11,547
                                                          ---------------------

Total Liabilities                                                       21,094
                                                          ---------------------

NET ASSETS                                                        $ 10,516,514
                                                          =====================

COMPONENTS OF NET ASSETS
     Paid-in capital                                               $ 6,920,042
     Accumulated undistributed net investment income                   104,439
     Unrealized appreciation of investments                          3,150,441
     Accumulated net realized gain from investments                    341,592
                                                          ---------------------

NET ASSETS                                                        $ 10,516,514
                                                          =====================

SHARES OF BENEFICIAL INTEREST                                          677,934

NET ASSET VALUE AND
     REDEMPTION PRICE PER SHARE                                        $ 15.51

OFFERING PRICE PER SHARE
     (NAV / (1 - MAXIMUM SALES LOAD))                                  $ 16.16

MAXIMUM SALES LOAD                                                       4.00%













See Notes to Financial Statements      4                          FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------




                                                                   Four Months              Year
                                                                      Ended                Ended
                                                                 Sept. 30, 2000         May 31, 2000
                                                                 ----------------      ---------------
INVESTMENT INCOME
    Interest income allocated from Portfolio (Note 1)                    $ 3,557             $ 18,985
    Dividend income allocated from Portfolio (Note 1)                     46,888              151,275
    Securities lending income allocated from Portfolio (Note 1)            1,008                2,937
    Net expenses allocated from Portfolio (Note 1)                        (5,863)             (18,849)
                                                                 ----------------      ---------------
Total Investment Income                                                   45,590              154,348
                                                                 ----------------      ---------------

EXPENSES

    Adminstration (Note 3)                                                 8,978               25,366
    Transfer agency (Note 3)                                              15,420               44,241
    Accounting (Note 3)                                                    6,200               14,200
    Audit                                                                  6,000               11,900
    Legal                                                                    298                7,550
    Trustees                                                                 133                  712
    Reporting                                                                 15                4,533
    Pricing                                                                    -                    7
    Compliance                                                             1,049                3,080
    Amortization of organization costs (Note 2)                              176                  528
    Miscellaneous                                                          1,350                1,829
                                                                 ----------------      ---------------
Total Expenses                                                            39,619              113,946
    Expenses reimbursed and fees waived (Note 4)                         (34,233)            (101,030)
                                                                 ----------------      ---------------
Net Expenses                                                               5,386               12,916
                                                                 ----------------      ---------------

NET INVESTMENT INCOME                                                     40,204              141,432
                                                                 ----------------      ---------------

NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS AND FUTURES TRANSACTIONS

    Net realized gain on investments in Portfolio (Note 1)               111,588              309,294
    Net realized gain (loss) on futures transactions
       in Portfolio (Note 1)                                                 989               (4,569)
                                                                 ----------------      ---------------
Net Realized Gain on Investments                                         112,577              304,725
                                                                 ----------------      ---------------

    Net change in unrealized appreciation
       on investments in Portfolio (Note 1)                              132,868              784,213
    Net change in unrealized appreciation on futures
       transactions in Portfolio (Note 1)                                  2,236               26,472
                                                                 ----------------      ---------------
Net Change in Unrealized Appreciation on Investments

    and Futures Transactions                                             135,104              810,685
                                                                 ----------------      ---------------

NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                                          247,681            1,115,410
                                                                 ----------------      ---------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                          $ 287,885          $ 1,256,842
                                                                 ================      ===============



See Notes to Financial Statements      5                          FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------





                                                               Four Months             Year                 Year
                                                                  Ended               Ended                Ended
                                                              Sept. 30, 2000       May 31, 2000         May 31, 1999
                                                            ------------------- -------------------  -------------------

NET ASSETS, Beginning of Period                                   $ 13,481,984        $ 11,127,368          $ 5,037,606
                                                            ------------------- -------------------  -------------------

OPERATIONS

     Net investment income                                              40,204             141,432               99,175
     Net realized (loss) on investments                                112,577             304,725              (31,534)
     Net change in unrealized appreciation
        of investments                                                 135,104             810,685            1,642,777
                                                            ------------------- -------------------  -------------------

Net Increase in Net Assets Resulting from Operations                   287,885           1,256,842            1,710,418
                                                            ------------------- -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                   -            (128,972)             (75,754)
     Net realized gain on investments                                        -            (42,603)               (1,550)
                                                            ------------------- -------------------  -------------------
Total Distributions to Shareholders                                          -             (171,575)            (77,304)
                                                            ------------------- -------------------  -------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                    154,855           2,921,530             5,660,156
     Reinvestment of distributions                                           -             171,526                77,304
     Redemption of shares                                           (3,408,210)         (1,823,707)           (1,280,812)
                                                            ------------------- -------------------  -------------------

Net Increase  (Decrease) from Capital Share Transactions            (3,253,355)            1,269,349           4,456,648
                                                            ------------------- -------------------  -------------------

Net Increase (Decrease) in Net Assets                               (2,965,470)            2,354,616           6,089,762
                                                            ------------------- -------------------  -------------------

NET ASSETS, End of Period                                      $ 10,516,514        $ 13,481,984              $111,127,368
                                                            =================== ===================  ===================

SHARE TRANSACTIONS
     Sale of shares                                                      9,794             197,840              450,517
     Reinvestment of distributions                                           -              11,010                6,272
     Redemption of shares                                             (213,644)           (121,246)             (93,576)
                                                            ------------------- -------------------  -------------------

Net Increase in Shares                                                (203,850)             87,604              363,213
                                                            =================== ===================  ===================


Accumulated Undistributed Net Investment Income                      $ 104,439            $ 64,235        $ 51,775
                                                            =================== ===================  ===================

See Notes to Financial Statements      6                          FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                     June 1, 2000   June 1, 1999 June 1, 1998   Dec. 24, 1997 (f)
                                                          to            to           to             to
                                                     Sept. 30, 2000 May 31, 2000  May 31, 1999  May 31, 1998
                                                     -------------  ---------------------------------------

    NET ASSET VALUE PER SHARE, Beginning of Period         $15.29        $14.01       $11.69        $10.00
                                                     -------------  ------------ ------------   -----------
    INVESTMENT OPERATIONS
         Net investment income (a)                           0.08          0.45         0.16          0.07
         Net realized and unrealized gain
              on investments                                 0.14          1.03         2.27          1.62
                                                     -------------  ------------ ------------   -----------
    Total from Investment Operations                         0.22          1.48         2.43          1.69
                                                     -------------  ------------ ------------   -----------

    DISTRIBUTIONS TO SHAREHOLDERS FROM
         Net investment income                                  -         (0.15)       (0.11)            -
         Net realized gain                                      -         (0.05)           - (d)         -
                                                     -------------  ------------ ------------   -----------
    Decrease in Net Assets from Distributions                   -         (0.20)       (0.11)            -
                                                     -------------  ------------ ------------   -----------

    NET ASSET VALUE, End of Period                         $15.51        $15.29       $14.01        $11.69
                                                     =============  ============ ============   ===========

    TOTAL RETURN (b)                                        1.44%        10.55%       20.98%        16.90%

    RATIO/SUPPLEMENTARY DATA
         Net assets at end of period (000's omitted)      $10,517       $13,482      $11,127        $5,038
         Ratios to Average Net Assets
            Expenses, including reimbursement/
                 waiver of fees (a)                         0.25% (c)     0.25%        0.25%         0.25% (c)
            Expenses, excluding reimbursement/
                 waiver of fees (a)                         1.06% (c)     1.08%        1.26%         2.25% (c)
         Net investment income (loss), including
               reimbursement/waiver of fees (a)             0.91% (c)     1.12%        1.27%         1.41% (c)

    PORTFOLIO TURNOVER RATE (e)                                3%           16%           4%            7%


------------------------------------------------------------------
(a)  Includes  the  Fund's   proportionate  share  of  income  and  expenses  of
     Portfolio.
(b) Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c)  Annualized.
(d)  Distributions per share were $0.002332.
(e) Information presented is that of the Portfolio in which the Fund invests as of the fiscal year end. (Note 1).
(f)  Commencement of opertions.

See Notes to Financial Statements      7                          FORUM FUNDS

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-one active investment portfolios. Included in this report is the Equity Index Fund (the "Fund"), a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 24, 1997.

MASTER FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. Prior to November 5, 1999, the Fund invested all of its investable assets in Index Portfolio, a diversified portfolio of Core Trust (Delaware), another registered, open-end investment company. On November 5, 1999, Index Portfolio of Core Trust (Delaware) reorganized into the Portfolio. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are in this report and should be read in conjunction with the Fund's financial statements. The Fund's ownership interest in Index Portfolio was 0.59% as of September 30, 2000.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. The Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of its Portfolio's income, expenses, realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs that were incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

                                       8                          FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser for the Portfolio in which the Fund invests is Wells Fargo Bank ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. Pursuant to an Investment Advisory Agreement, WFB receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. For the twelve months ended September 30, 2000, the Portfolio's advisory fee was $2,677,126. The Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. WFB has retained the services of Wells Capital Management Inc. ("WCM"), an affiliate, as an investment subadviser to the Portfolio. The fees related to WCM's subadviser services are borne directly by WFB and do not increase the overall fees paid by the Portfolio to WFB.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of the Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid in connection with purchases or sales of the Fund's shares.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $12,000 plus $2,200 for the preparation of tax returns.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the four months ended September 30, 2000, expenses reimbursed and fees waived were as follows:

                              EXPENSES                         TOTAL FEES WAIVED
                 FEES WAIVED REIMBURSED FEES WAIVED FEES WAIVED   AND EXPENSES
                   BY FADS    BY FADS      BY FSS    BY ADVISOR    REIMBURSED

                 ---------------------------------------------------------------
Equity Index Fund   $8,978     $16,018     $9,237        -          $34,233
Index Portfolio     $218           -          -       $1,983        $2,201


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments for the Fund based on its ownership percentage of the Portfolio, were $435,502 and $267,896 respectively, for the four months ended September 30, 2000.

NOTE 6. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Income Dividends - All the income and any short-term capital gain dividends paid by the Fund for the fiscal year ended May 31, 2000 were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deductions was 98.76% for the year ended May 31, 2000 and 29.32% for the four month period ended September 30, 2000..

Capital Gain Dividends - The Fund declared long-term capital gains of $42,603, for the fiscal year ended May 31, 2000. There were no capital gain dividend distributions as of the four months ended September 30, 2000.

                                       9                          FORUM FUNDS

                      (This page intentionally left blank)

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2000

                                 INDEX PORTFOLIO

                             WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

To the Board of Trustees and Partners
Wells Fargo Core Trust:

We have audited the accompanying statement of assets and liabilities of Wells Fargo Core Trust Index Portfolio, one portfolio of the Wells Fargo Core Trust, (the "Portfolio") including the portfolio of investments as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the periods presented on page 15, and the financial highlights for the periods presented on page 16. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Core Trust Index Portfolio as of September 30, 2000, the results of its operations, changes in its net assets and its financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
November 3, 2000

                                12                        WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------





ASSETS

Investments

   Investments, at cost                                               $ 1,160,090,015
   Net unrealized appreciation                                            638,178,232
                                                                       ---------------
Total investments, at value                                             1,798,268,247

Cash                                                                           17,348
Collateral for securities loaned                                          262,076,969
Receivable for investments sold                                                20,319
Receivable for dividends, interest and other receivables                    1,470,351
                                                                       ---------------
Total Assets                                                            2,061,853,234
                                                                       ---------------

LIABILITIES

Payable for securities loaned                                             262,076,969
Payable for daily variation margin on financial futures contracts             319,900
Payable to investment adviser and affiliates                                  193,340
Accrued expenses and other liabilities                                         18,705
                                                                       ---------------

Total Liabilities                                                         262,608,914
                                                                       ---------------

NET ASSETS                                                             $1,799,244,320
                                                                       ===============

See Notes to Financial Statements        13               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------




INVESTMENT INCOME
   Dividend income                                           $ 19,909,417
   Interest income                                              2,243,756
   Securities lending income                                      444,628
                                                        ------------------
Total Investment Income                                        22,597,801
                                                        ------------------

EXPENSES

   Advisory                                                     2,677,126
   Administration                                                  84,206
   Custody                                                        341,667
   Accounting                                                     134,206
   Legal                                                            4,760
   Audit                                                           17,757
   Directors' Fees                                                  4,849
   Other                                                           21,365
                                                        ------------------
Total Expenses                                                  3,285,936
   Waived fees and reimbursed expenses                           (896,975)
                                                        ------------------
                                                        ------------------
Net Expenses                                                    2,388,961
                                                        ------------------
                                                        ------------------
NET INVESTMENT INCOME                                          20,208,840
                                                        ------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net Realized Gain from

     Securities                                                77,457,330
     Financial futures transactions                               235,160
                                                        ------------------
   Net Realized Gain from Investments                          77,692,490
                                                        ------------------
   Net Change in Unrealized Appreciation of
     Securities                                               112,986,029
   Financial futures transactions                                 832,800
                                                        ------------------
Net Change in Unrealized Appreciation of Investments          113,818,829
                                                        ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               191,511,319
                                                        ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $211,720,159
                                                        ==================

See Notes to Financial Statements        14               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                          Year           June 1,1999            Year
                                                                         Ended                To               Ended
                                                                     Sept. 30, 2000     Sept. 30, 1999      May 31, 1999
                                                                    -----------------  -----------------  -----------------

NET ASSETS, BEGINNING OF PERIOD                                      $ 1,583,558,662    $ 1,830,641,407    $ 1,385,279,923
                                                                    -----------------  -----------------  -----------------

OPERATIONS
   Net investment income                                                  20,208,840          7,070,132         21,141,735
   Net realized gain from investments                                     77,692,490         17,917,926         26,353,322
   Net change in unrealized appreciation of investments                  113,818,829       (247,065,769)       247,309,848
                                                                    -----------------  -----------------  -----------------
Net Increase in Net Assets Resulting from Operations                     211,720,159       (222,077,711)       294,804,905
                                                                    -----------------  -----------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
   Contributions                                                         230,919,882        168,104,830        338,399,367
   Withdrawals                                                          (226,954,383)      (193,109,864)      (187,842,788)
                                                                    -----------------  -----------------  -----------------
Net Increase from Transactions in Investors' Beneficial Interest           3,965,499        (25,005,034)       150,556,579
                                                                    -----------------  -----------------  -----------------

Net Increase in Net Assets                                               215,685,658       (247,082,745)       445,361,484
                                                                    -----------------  -----------------  -----------------

NET ASSETS, END OF PERIOD                                            $ 1,799,244,320    $ 1,583,558,662    $ 1,830,641,407
                                                                    =================  =================  =================


See Notes to Financial Statements        15               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Ratios to Average
                                                                Net Assets (a)
                                                 --------------------------------------------
                                                     Net                                         Portfolio
                                                  Investment          Net           Gross         Turnover
                                                   Income          Expenses       Expenses (b)      Rate

For Year or Period

     October 1, 1999 to September 30, 2000          1.13%            0.13%          0.18%            8%
     June 1, 1999 to September 30, 1999             1.25%            0.18%          0.23%           11%
     June 1, 1998 to May 31, 1999                   1.35%            0.18%          0.23%            4%
     June 1, 1997 to May 31, 1998                   1.60%            0.19%          0.24%            7%
     June 1, 1996 to May 31, 1997                   2.03%            0.11%          0.31%            7%
     November 1, 1995 to May 31, 1996               2.35%            0.17%          0.32%            7%



-------------------------------------------------
-------------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

See Notes to Financial Statements        16               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


Note 1.  ORGANIZATION

Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present the Index Portfolio (the "Portfolio")

Interest in the Portfolio is sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

Note 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

                                        17                WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


FUTURES CONTRACTS

The Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Index Portfolio held the following long futures contracts:

                                                     Notional    Net Unrealized
 Contracts          Type        Expiration Date   Contract Value  (Depreciation)
--------------------------------------------------------------------------------
  52 Long       S&P 500 Index    December 2000      $18,898,100    $(613,875)

The Index Portfolio has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $1,305,000.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolio is collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolio may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolio may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2000, the value of securities on loan and the value of the related collateral were $233,410,482 and $262,076,969 respectively.

FEDERAL INCOME TAXES

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends, or gain have been distributed by the Portfolio.

                                        18                WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Note 3.  ADVISORY FEES

The Investment Advisor of Portfolio is WFB. WFB has retained the services of Wells Capital Management, Inc. as sub-advisor to the Portfolio. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. This sub-advisor provided the same services to the predecessor portfolio. Prior to November 8, 1999, the Index Portfolio was charged an advisory fee of 0.15%, as a percentage of the average daily net assets of the Portfolio. The current investment advisory fee and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

  Advisory Fee        Subadvisor                                Sub-Advisory Fee
  ------------------------------------------------------------------------------
  0.15%               Wells Capital Management              0-200 million, 0.02%
                                                 Greater than 200 million, 0.01%

Note 4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolio at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to the Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for the Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to the Portfolio at an annual rate of 0.02% of the Portfolio's average daily net assets. Prior to November 8, 1999, WFB MN received a fee with respect to the Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of the Portfolio in excess of $200 million.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services for the Portfolio.

Note 5.  WAIVED FEES AND REIMBURSED EXPENSES

For the year ended September 30, 2000, fees waived by the Portfolio's service providers were as follows:

     Fees Waived by FAdS   Fees Waived by WFB      Total Fees Waived
--------------------------------------------------------------------------------
           $ 88,805            $ 808,170               $ 896,975


Note 6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Portfolio for the year ended September 30, 2000 were $183,569,659 and $147,209,936 respectively.

                                        19                WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

COMMON STOCK - 98.85

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

    AGRICULTURAL PRODUCTION-CROPS - 0.07%                    BUSINESS SERVICES - CONTINUED
     46,000   Nabisco Group Holdings Corp.    $ 1,311,000      10,200  Deluxe Corp.                       $ 207,188
                                              ------------
                                                               18,000  Ecolab, Inc. #                       649,125
    AMUSEMENT & RECREATION SERVICES - 0.65%                    65,700  Electronic Data Systems Corp.      2,726,550
     16,400   Harrah's Entertainment, Inc. +      451,000      19,900  Equifax, Inc. #                      536,056
    293,600   Walt Disney Co. #                11,230,200      57,100  First Data Corp.                   2,230,469
                                              ------------
                                               11,681,200      41,900  IMS Health, Inc.                     869,425
                                              ------------
                                                               43,300  Interpublic Group of Cos., Inc.    1,474,906
    APPAREL & ACCESSORY STORES - 0.37%                         40,000  McKesson HBOC, Inc.                1,222,500
    119,700   Gap, Inc.                         2,408,962      11,200  Mercury Interactive Corp. + #      1,755,600
     46,400   Kohl's Corp. + #                  2,676,700     741,200  Microsoft Corp. +                 44,657,300
     60,800   Limited, Inc.                     1,341,400      13,500  NCR Corp. +                          510,469
     18,300   Nordstrom, Inc.                     284,794      45,700  Novell, Inc. +                       454,144
                                              ------------
                                                6,711,856      25,000  Omnicom Group, Inc.                1,823,438
                                              ------------
                                                              396,500  Oracle Corp. +                    31,224,374
    APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS        38,400  Parametric Technology Co. +          420,000
    & SIMILAR MATERIALS - 0.04%                                39,400  PeopleSoft, Inc. +                 1,100,737
      7,500   Liz Claiborne, Inc. #               288,750      16,700  Sapient Corp. + #                    679,480
     16,100   V.F. Corp. #                        397,469      58,700  Siebel Systems, Inc. + #           6,534,043
                                              ------------
                                                  686,219     223,400  Sun Microsystems, Inc. +          26,081,950
                                              ------------
                                                               44,100  Unisys Corp. +                       496,125
    AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%     56,600  VERITAS Software Corp. + #         8,037,200
     18,000   Autozone, Inc. + #                  408,375      77,400  Yahoo!, Inc. + #                   7,043,400
                                              ------------
                                                               10,300  Young & Rubicam, Inc.                509,850
                                                                                                         -----------
    AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%                                                        176,227,338
                                                                                                         -----------
      8,400   Ryder System, Inc.                  154,875
                                              ------------
                                                             CHEMICALS & ALLIED PRODUCTS - 11.50%

    BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE     218,300  Abbott Laboratories               10,382,894
    BUILDERS - 0.04%                                           32,300  Air Products and Chemicals, Inc. # 1,162,800
      8,300   Centex Corp.                        266,638       7,900  Alberto Culver Co. #                 227,619
      6,800   Kaufman & Broad Home Corp.          183,175      16,300  ALZA Corp. + #                     1,409,950
      5,700   Pulte Corp.                         188,100     183,600  American Home Products Corp.      10,384,875
                                              ------------
                                                  637,913     144,800  Amgen, Inc. +                     10,111,113
                                              ------------
                                                               33,400  Avon Products, Inc.                1,365,225
    BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY                20,800  Biogen, Inc. +                     1,268,800
    & MOBILE HOME DEALERS - 1.13%                             276,800  Bristol-Myers Squibb Co.          15,812,200
    326,200   Home Depot, Inc.                 17,308,988      33,100  Clorox Co.                         1,309,519
     53,900   Lowe's Cos., Inc.                 2,418,763      80,900  Colgate-Palmolive Co.              3,818,480
     22,900   Sherwin-Williams Co.                489,487      95,500  Dow Chemical Co. #                 2,381,531
                                              ------------
                                               20,217,238     146,800  E.I. du Pont de Nemours & Co.      6,083,025
                                              ------------
                                                               10,800  Eastman Chemical Co.                 398,925
    BUSINESS SERVICES - 9.80%                                 159,100  Eli Lilly & Co.                   12,906,988
     16,900   Adobe Systems, Inc.               2,623,725       4,300  FMC Corp. +                          288,369
    325,200   America Online, Inc. +           17,479,500     148,300  Gillette Co.                       4,578,763
      8,100   Autodesk, Inc. #                    205,538       7,400  Great Lakes Chemical Corp.           216,913
     88,300   Automatic Data Processing, Inc.   5,905,063      14,100  International Flavors
     34,800   BMC Software, Inc. +                665,550                 & Fragrances, Inc.                257,325
     25,900   Cabletron Systems, Inc. +           760,813     195,800  Johnson & Johnson                 18,392,963
    102,300   Cendant Corp. + #                 1,112,513      29,600  MedImmune, Inc. +                  2,286,600
     20,500   Ceridian Corp. + #                  575,281     324,000  Merck & Co., Inc.                 24,117,750
     26,200   Citrix Systems, Inc. +              525,638     889,300  Pfizer, Inc.                      39,962,918
     83,200   Computer Associates Intl., Inc.   2,095,600     182,800  Pharmacia Corp.                   11,002,275
     23,700   Computer Sciences Corp. +         1,759,725      24,500  PPG Industries, Inc.                 972,343
     51,400   Compuware Corp. +                   430,475      22,300  Praxair, Inc.                        833,462
     21,700   Convergys Corp. + #                 843,588     184,200  Procter & Gamble Co.              12,341,400
                                                               30,500  Rohm & Haas Co.                      886,405

See Notes to Financial Statements        20               WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

    CHEMICALS & ALLIED PRODUCTS - CONTINUED                  DEPOSITORY INSTITUTIONS - CONTINUED
    206,300   Schering-Plough Corp            $ 9,592,950      19,300  Old Kent Financial Corp. #         $ 558,494
     11,400   Sigma Aldrich                       376,200      40,700  PNC Financial Services Group       2,645,500
     19,000   Union Carbide Corp.                 717,250      30,800  Regions Financial Corp.              698,775
      9,400   W.R. Grace & Co. +                   64,625      23,700  SouthTrust Corp. #                   745,069
     14,400   Watson Pharmaceuticals, Inc. +      934,200      22,700  State Street Corp.                 2,951,000
                                              ------------
                                              206,846,655      24,500  Summit Bancorp                       845,250
                                              ------------
                                                               42,000  Suntrust Banks, Inc.               2,092,124
    COMMUNICATIONS - 6.93%                                     40,000  Synovus Financial Corp.              847,500
     99,400   ADC Telecommunications, Inc. +    2,672,928      19,000  Union Planters Corp. #               628,188
     44,400   Alltel Corp.                      2,317,125     105,000  U.S. Bancorp                       2,388,750
    529,000   AT&T Corp. #                     15,539,375      28,600  Wachovia Corp.                     1,621,262
    264,000   BellSouth Corp.                  10,626,000      75,900  Washington Mutual, Inc. #          3,021,769
     19,800   CenturyTel, Inc.                    539,550     231,900  Wells Fargo & Co. #               10,652,905
                                                                                                         -----------
     82,500   Clear Channel                                                                              131,805,538
                                                                                                         -----------
                  Communications, Inc. + #      4,661,250
    127,400   Comcast Corp., Class A +          5,215,438   EATING & DRINKING PLACES - 0.44%
    124,000   Global Crossing Ltd. + #          3,844,000      17,200  Darden Restaurants, Inc. #           357,975
    107,200   Nextel Communications, Inc. + #   5,011,600     186,000  McDonald's Corp.                   5,614,874
    233,900   Qwest Communications Intl. Inc. +11,241,819      26,300  Starbucks Corp. + #                1,053,644
    477,400   SBC Communications, Inc.         23,870,000      20,500  Tricon Global Restaurants, Inc. +    627,813
    124,600   Sprint Corp. (FON Group)          3,652,338      16,000  Wendy's International, Inc.          321,000
                                                                                                         -----------
    130,700   Sprint Corp. (PCS Group) + #      4,582,668                                                 7,975,306
                                                                                                         -----------
    382,800   Verizon Communications           18,541,875    ELECTRIC, GAS & SANITARY SERVICES - 2.70%
    404,600   WorldCom, Inc. +                 12,289,725      64,300  AES Corp. + #                      4,404,550
                                              ------------
                                              124,605,691      27,700  Allied Waste Industries, Inc. +      254,494
                                              ------------
                                                               19,300  Ameren Corp. #                       808,188
    DEPOSITORY INSTITUTIONS - 7.33%                            45,400  American Electric Power Co., Inc. #1,776,275
     53,100   AmSouth Bancorp                     663,750      22,400  Cinergy Corp.                        740,600
    231,400   Bank of America Corp. + #        12,119,575      15,500  CMS Energy Corp.                     417,531
    104,000   Bank of New York Co., Inc.        5,830,500      22,500  C P & L Energy, Inc.                 937,969
    162,800   Bank One Corp.                    6,288,150      11,200  Columbia Energy Group                795,200
     56,300   BB&T Corp.                        1,696,038      29,900  Consolidated Edison, Inc. #        1,020,338
     29,600   Charter One Financial Inc.          721,500      21,100  Constellation Energy Group #       1,049,725
    184,300   Chase Manhattan Corp.             8,512,356      33,500  Dominion Resource, Inc.            1,945,094
    633,600   Citigroup, Inc. #                34,254,000      20,100  DTE Energy Co. #                     768,825
     22,000   Comerica, Inc. #                  1,285,625      51,800  Duke Energy Corp.                  4,441,850
     65,500   Fifth Third Bancorp #             3,528,813       3,800  Eastern Enterprises                  242,488
    138,700   First Union Corp. #               4,464,406      45,900  Edison International                 886,444
    135,000   Firstar Corp.                     3,020,625      32,700  El Paso Energy Corp. #             2,015,138
    127,100   FleetBoston Financial Corp.       4,956,900      31,400  Entergy Corp. #                    1,169,650
     22,300   Golden West Financial Corp.       1,195,838      32,200  FirstEnergy Corp. #                  867,388
     35,400   Huntington Bancshares, Inc. #       519,938      13,900  Florida Progress Corp.               735,831
     22,400   J.P. Morgan & Co., Inc.           3,659,600      25,000  FPL Group, Inc.                    1,643,750
     60,600   KeyCorp                           1,533,938      17,100  GPU, Inc.                            554,681
     68,800   Mellon Financial Corp.            3,190,600      18,900  KeySpan Corp.                        758,363
     85,600   National City Corp.               1,893,900      22,600  Niagara Mohawk Holdings, Inc. +      355,950
     31,200   Northern Trust Corp.              2,772,900       6,500  NICOR, Inc. #                        235,218

See Notes to Financial Statements        21               WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

ELECTRIC, GAS & SANITARY SERVICES - CONTINUED                ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
      4,100   Oneok, Inc.                       $ 162,975    EXCEPT COMPUTER EQUIPMENT - CONTINUED
     23,900   PECO Energy Co.                   1,447,443      47,900  Raytheon Co., - Class B           $1,362,156
      5,000   People's Energy Corp. #             166,875      21,300  Sanmina Corp. + #                  1,994,213
     54,300   PG&E Corporation                  1,313,380      22,400  Scientific-Atlanta, Inc.           1,425,200
     11,900   Pinnacle West Capital Corp.         605,413      57,800  Tellabs, Inc. +                    2,759,950
     20,400   PPL Corp.                           851,700     243,500  Texas Instruments, Inc.           11,490,155
     30,200   Public Service Enterprise Group, I1,349,562       8,200  Thomas & Betts Corp. #               142,987
     41,400   Reliant Energy, Inc.              1,925,100      10,000  Whirlpool Corp.                      388,750
     28,800   Sempra Energy                       599,400      46,300  Xilink, Inc. +                     3,964,438
                                                                                                         -----------
     91,400   Southern Co.                      2,964,787                                                254,890,469
                                                                                                         -----------
     37,200   TUX Corp.                         1,474,050
     24,800   Unicom Corp. #                    1,393,450    ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT
     87,600   Waste Management, Inc.            1,527,525    & RELATED SERVICES - 0.44%
     62,400   Williams Cos., Inc. #             2,636,400      22,800  Dun & Bradstreet Corp.               785,175
     47,800   XCEL Energy Inc                   1,314,500      10,700  Fluor Corp.                          321,000
                                              ------------
                                               48,558,100      62,800  Halliburton Co. #                  3,073,275
                                              ------------
                                                               52,400  Paychex, Inc.                      2,751,000
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,           6,900  PerkinElmer, Inc.                    720,188
EXCEPT COMPUTER EQUIPMENT - 14.17%                             16,300  Quintiles Transnational Corp. +      259,781
                                                                                                         -----------
     14,000   Adaptec Inc. +                      280,000                                                 7,910,419
                                                                                                         -----------
     43,900   Advanced Micro Devices, Inc. + #  1,037,138
     56,200   Altera Corp. +                    2,683,550    FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
     27,400   American Power Conversion Corp. +   525,738    TRANSPORTATION EQUIPMENT - 0.40%
     50,000   Analog Devices, Inc. + #          4,128,125       4,100  Ball Corp. #                         129,919
     11,400   Andrew Corp. +                      298,538       8,600  Crane Co. #                          196,725
     31,300   Broadcom Corp. +                  7,629,375      17,700  Crown Cork & Seal Co., Inc.          189,168
     32,100   Conexant Systems, Inc. + #        1,344,188      22,100  Fortune Brands, Inc.                 585,650
     13,100   Cooper Industries, Inc. #           461,775      42,500  Illinois Tool Works, Inc. #        2,374,688
     10,300   Eaton Corp.                         634,738      60,100  Lockheed Martin Corp. #            1,980,896
     60,200   Emerson Electric Co.              4,033,400      64,400  Masco Corp. #                      1,199,450
  1,395,100   General Electric Co.             80,479,831       8,300  Snap-On, Inc.                        195,569
    945,700   Intel Corp.                      39,364,763      12,100  Stanley Works                        279,056
                                                                                                         -----------
    131,800   JDS Uniphase Corp. + #           12,479,813                                                 7,131,121
                                                                                                         -----------
     43,800   Linear Technology Corp.           2,836,050
     43,700   LSI Logic Corp. +                 1,278,225    FOOD & KINDRED PRODUCTS - 3.44%
    470,400   Lucent Technologies, Inc.        14,376,600       5,200  Adolph Coors Co. #                   328,575
     39,800   Maxim Integrated Products, Inc. + 3,201,413     127,600  Anheuser-Busch Cos., Inc. #        5,399,075
     10,900   Maytag Corp.                        338,580      89,100  Archer Daniels Midland Co.           768,488
     79,500   Micron Technology, Inc. + #       3,657,000      39,100  Bestfoods, Inc.                    2,844,525
     27,600   Molex Inc. #                      1,502,475       9,700  Brown-Forman Corp.                   531,075
    307,100   Motorola, Inc.                    8,675,575      59,300  Campbell Soup Co. #                1,534,388
     25,000   National Semiconductor Corp. +    1,006,250     348,900  Coca-Cola Co. #                   19,233,113
      5,700   National Service Industries         111,506      58,900  Coca-Cola Enterprises, Inc.          938,719
     44,000   Network Appliance, Inc. +         5,604,500      75,100  ConAgra Foods, Inc. #              1,506,693
    420,700   Nortel Networks Corp. #          25,057,943      40,200  General Mills, Inc.                1,427,100
     18,500   Novellus Systems, Inc. +            861,406      48,900  H J Heinz Co.                      1,812,356
    104,900   Qualcomm, Inc. +                  7,474,125      15,100  Hercules, Inc.                       213,288
                                                               19,300  Hershey Foods Corp.                1,044,612
                                                               57,100  Kellogg Co.                        1,381,106
                                                              203,300  PepsiCo, Inc.                      9,351,800
                                                               18,700  Quaker Oats Co.                    1,479,638

See Notes to Financial Statements        22               WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

    FOOD & KINDRED PRODUCTS - CONTINUED                     INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
     43,200   Ralston Purina Group #          $ 1,023,300   EQUIPMENT - 9.87%
    122,500   Sara Lee Corp.                    2,488,280      45,800  Apple Computer, Inc. + #          $1,179,350
     61,500   Seagram Co. Ltd.                  3,532,406     114,200  Applied Materials, Inc. +          6,773,488
     80,500   Unilever N V                      3,884,125      46,600  Baker Hughes, Inc.                 1,730,025
     16,000   Wm Wrigley Jr. Co.                1,198,000      11,700  Black & Decker Corp. #               399,994
                                              ------------
                                               61,920,662       3,000  Briggs & Stratton Corp. #            113,438
                                              ------------
                                                               48,700  Caterpillar, Inc.                  1,643,625
    FOOD STORES - 0.23%                                       999,500  Cisco Systems, Inc. +             55,222,375
     59,600   Albertson's, Inc. #               1,251,600     239,400  Compaq Computer Corp.              6,602,652
    116,300   Kroger Co. + #                    2,624,019      22,000  Comverse Technology Inc. +         2,376,000
     19,800   Winn-Dixie Stores, Inc. #           284,625       5,800  Cummins Engine Co., Inc. #           173,638
                                              ------------
                                                4,160,244      33,000  Deere & Co.                        1,097,250
                                              ------------
                                                              364,400  Dell Computer Corp. + #           11,228,075
    FURNITURE & FIXTURES - 0.02%                               28,600  Dover Corp. #                      1,342,413
     27,700   Leggett & Platt                     438,006     307,100  EMC Corp. +                       30,441,288
                                              ------------
                                                               45,400  Gateway, Inc. + #                  2,122,450
    General Merchandise Stores - 2.21%                        140,500  Hewlett-Packard Co. #             13,628,500
     15,700   Consolidated Stores Corp. +         211,950     248,000  IBM Corp.                         27,900,000
     13,200   Dillards, Inc. #                    140,250      22,700  Ingersoll-Rand Co.                   768,963
     46,300   Dollar General Corp.                775,525      18,000  Lexmark International, Inc. +        675,000
     29,300   Federated Department Stores, Inc. + 765,463      17,400  Pall Corp. #                         346,912
     36,800   J.C. Penney Co., Inc. #             434,700      79,600  Palm, Inc. +                       4,213,824
     67,600   KMart Corp. +                       405,600      36,000  Pitney Bowes, Inc. #               1,419,750
     44,800   May Department Stores Co. #         918,400      32,300  Seagate Technology, Inc. + #       2,228,700
     48,300   Sears Roebuck & Co.               1,565,885      84,700  Solectron Corp. +                  3,906,787
    128,200   Target Corp.                      3,285,125       8,500  Timken Co.                           116,343
                                                                                                         -----------
     41,200   TJX Cos., Inc. #                    927,000                                                177,650,840
                                                                                                         -----------
    629,100   Wal-Mart Stores, Inc.            30,275,438
                                              ------------
                                               39,705,336    INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
                                              ------------
                                                               35,900  Aon Corp. #                        1,409,075
    HEALTH SERVICES - 0.29%                                    23,400  Humana, Inc. +                       251,550
     78,600   HCA - The Healthcare Co. #        2,918,025      38,200  Marsh & McLennan Cos., Inc.        5,071,050
                                                                                                         -----------
     54,300   HEALTHSOUTH Corp. +                 441,187                                                 6,731,675
                                                                                                         -----------
     14,400   Manor Care, Inc. +                  225,900
     44,300   Tenet Healthcare Corp. #          1,611,413    INSURANCE CARRIERS - 3.42%
                                              ------------
                                                5,196,525      19,900  Aetna, Inc.                        1,155,444
                                              ------------
                                                               37,300  AFLAC, Inc.                        2,389,531
    HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION       103,400  Allstate Corp.                     3,593,150
    CONTRACTORS - 0.01%                                        35,600  American General Corp.             2,776,800
      8,500   McDermott International, Inc.        93,500     325,900  American International Group, Inc.31,184,556
                                              ------------
                                                               24,600  Chubb Corp.                        1,946,475
    HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%     22,200  CIGNA Corp.                        2,317,680
     29,100   Best Buy Co., Inc. +              1,851,487      22,700  Cincinnati Financial Corp.           805,850
     28,900   Circuit City Stores                 664,700      45,800  Conseco, Inc. #                      349,225
     26,200   RadioShack Corp.                  1,693,175      31,600  Hartford Financial Services Group  2,304,825
                                              ------------
                                                4,209,362      14,500  Jefferson-Pilot Corp.                984,188
                                              ------------
                                                               26,900  Lincoln National Corp. #           1,294,563
    HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING              13,900  Loews Corp.                        1,158,913
    PLACES - 0.10%                                             13,800  MBIA, Inc. #                         981,525
     51,900   Hilton Hotels Corp.                 600,093      15,000  MGIC Investment Corp.                916,875
     33,800   Marriott International - Class A  1,231,588      10,300  Progressive Corp. #                  843,313
                                              ------------
                                                1,831,681      18,000  Safeco Corp.                         490,500
                                              ------------
                                                               31,500  St. Paul Cos., Inc.                1,553,344

See Notes to Financial Statements        23               WELLS FARGO CORE TRUST



--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

    INSURANCE CARRIERS - CONTINUED                           MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.78%
     18,000   Torchmark Corp. #                 $ 500,624       5,700  Armstrong Holdings, Inc.            $ 68,044
     22,600   Unitedhealth Group, Inc. #        2,231,750      24,300  Hasbro, Inc.                         277,931
     33,900   UnumProvident Corp                  923,774      60,100  Mattel, Inc.                         672,369
      8,800   Wellpoint Health Networks, Inc. +   844,800      20,500  Tiffany & Co. #                      790,531
                                              ------------
                                               61,547,705     237,300  Tyco International Ltd. #         12,309,937
                                              ------------
                                                                                                         -----------
                                                                                                         14,118,812

                                                                                                         -----------
    LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%

     14,700   Louisiana-Pacific Corp.             135,056    MISCELLANEOUS RETAIL - 0.72%
                                              ------------
                                                               39,800  Bed Bath & Beyond, Inc.+             970,747
    MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;           63,000  Costco Wholesale Corp. +           2,201,063
    PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.02%              55,000  CVS Corp.                          2,547,188
     63,800   Agilent Technologies, Inc. +      3,122,213       5,300  Longs Drug Stores, Inc. #            101,363
     18,500   Allergan, Inc.                    1,562,094      43,100  Office Depot, Inc. +                 336,718
      7,500   Bausch & Lomb, Inc.                 292,031      64,000  Staples, Inc. +                      908,000
     41,200   Baxter International, Inc.        3,288,275      30,500  Toys R Us Inc. + #                   495,625
     35,700   Becton Dickinson & Co.              943,819     142,300  Walgreen Co. #                     5,398,505
                                                                                                         -----------
     25,000   Biomet, Inc.                        875,000                                                12,959,209
                                                                                                         -----------
     57,200   Boston Scientific Corp. +           940,225
      7,200   C R Bard, Inc. #                    304,200    MOTION PICTURES - 0.81%
     20,000   Danaher Corp.                       995,000     186,400  Time Warner, Inc. #               14,585,800
                                                                                                         -----------
     43,400   Eastman Kodak Co.                 1,773,975
     43,200   Guidant Corp. + #                 3,053,700    NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
     12,100   Johnson Controls, Inc.              643,569     187,600  American Express Co.              11,396,700
     26,200   KLA-Tencor Corp. +                1,079,113     102,600  Associates First Capital Corp.     3,898,800
      9,500   Mallinckrodt, Inc.                  433,438      27,600  Capital One Financial Corp. #      1,933,725
    168,700   Medtronic, Inc.                   8,740,770      37,000  CIT Group, Inc.                      647,500
      6,500   Millipore Corp.                     314,844      16,100  Countrywide Credit Industries, Inc.  607,775
     15,800   Parker-Hannifin Corp.               533,250      97,900  FHLMC                              5,292,719
     29,300   PE Corp - PE Biosystems Group     3,413,450     141,900  FNMA                              10,145,850
      6,300   Polaroid Corp.                       84,654      66,500  Household International, Inc.      3,765,563
     11,900   St. Jude Medical, Inc. +            606,900     120,000  MBNA Corp.                         4,620,000
      6,800   Tektronix, Inc.                     522,325      20,100  Providian Financial Corp. #        2,552,700
     24,400   Teradyne, Inc. +                    854,000      21,900  USA Education Inc                  1,055,306
                                                                                                         -----------
     24,400   Thermo Electron Corp. +             634,400                                                45,916,638
                                                                                                         -----------
     93,900   Xerox Corp.                       1,414,368
                                              ------------
                                               36,425,613    OIL & GAS EXTRACTION - 1.48%
                                              ------------
                                                               34,200  Anadarko Petroleum Corp.           2,272,932
    METAL MINING - 0.16%                                       17,200  Apache Corp.                       1,016,950
     55,700   Barrick Gold Corp.                  849,425      30,400  Burlington Resources, Inc. #       1,119,100
     21,500   Freeport McMoran Inc., Class B +    189,469      18,000  Devon Energy Corp.                 1,082,700
     37,100   Homestake Mining Co. +              192,456     104,100  Enron Corp.                        9,121,763
     25,600   Inco, Ltd. +                        412,800      13,300  Kerr-McGee Corp.                     881,125
     23,700   Newmont Mining Corp. #              402,900      52,000  Occidental Petroleum Corp. #       1,134,250
     11,100   Phelps Dodge Corp. #                463,425      13,300  Rowan Cos., Inc. +                   385,700
     46,100   Placer Dome, Inc.                   435,069      80,300  Schlumberger Ltd.                  6,609,694
                                              ------------
                                                2,945,544      29,700  Transocean Sedco Forex, Inc. + #   1,741,162
                                              ------------
                                                               44,000  USX-Marathon Group, Inc.           1,248,500
                                                                                                         -----------
    MINING & QUARRYING OF NONMETALLIC MINERALS,                                                          26,613,876
                                                                                                         -----------
    EXCEPT FUELS - 0.03%

     14,200   Vulcan Materials Co.                570,663    PAPER & ALLIED PRODUCTS - 0.94%
                                              ------------
                                                               15,700  Avery Dennison Corp.                 728,088
                                                                7,500  Bemis Co., Inc.                      240,938

See Notes to Financial Statements        24               WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

    Shares    Security Description               Value        Shares   Security Description                Value
------------  ------------------------------- ------------  ---------- --------------------------------  -----------

    PAPER & ALLIED PRODUCTS - CONTINUED                      PRINTING, PUBLISHING & ALLIED INDUSTRIES - CONTINUED
      8,100   Boise Cascade Corp.               $ 215,156     213,600  Viacom, Inc. - Class B + #        $12,495,600
                                                                                                         -----------
     28,800   Fort James Corp.                    880,200                                                21,707,400
                                                                                                         -----------
     24,000   Georgia-Pacific Group               564,000
     68,100   International Paper Co.           1,953,619    RAILROAD TRANSPORTATION - 0.22%
     75,800   Kimberly-Clark Corp.              4,230,588      56,900  Burlington Northern Santa Fe Corp. 1,226,906
     14,400   Mead Corp. #                        336,600      30,800  CSX Corp.                            671,825
     55,700   Minnesota Mining and Manufacturing5,075,663      54,000  Norfolk Southern Corp.               789,750
     23,900   Pactiv Corp. +                      267,380      34,900  Union Pacific Corp.                1,356,738
                                                                                                         -----------
      4,000   Potlatch Corp. #                    126,500                                                 4,045,219
                                                                                                         -----------
      7,200   Temple-Inland, Inc.                 272,700
     14,200   Westvaco Corp.                      378,962    RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.21%
     31,000   Weyerhaeuser Co. #                1,251,625      10,200  Cooper Tire and Rubber Co.           102,638
     15,400   Willamette Industries, Inc.         431,200      22,000  Goodyear Tire & Rubber Co. #         396,000
                                              ------------
                                               16,953,219      37,500  Newell Rubbermaid, Inc. #            855,468
                                              ------------
                                                               38,000  Nike, Inc. - Class B               1,522,375
    PERSONAL SERVICES - 0.03%                                   8,000  Reebok International Ltd. + #        150,500
     13,800   H&R Block, Inc.                     511,463      11,800  Sealed Air Corp. + #                 533,950
                                              ------------
                                                                8,100  Tupperware Corp. #                   145,800
                                                                                                         -----------
    PETROLEUM REFINING & RELATED INDUSTRIES - 4.67%                                                       3,706,731
                                                                                                         -----------
     12,700   Amerada Hess Corp.                  850,106
      9,900   Ashland, Inc.                       333,506    SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
     91,900   Chevron Corp.                     7,834,475    & SERVICES - 2.08%
     30,200   Coastal Corp.                     2,238,575      15,200  Bear Stearns Cos., Inc. #            957,600
     87,700   Conoco, Inc. - Class B            2,362,419     194,500  Charles Schwab Corp.               6,904,750
    490,700   Exxon Mobil Corp.                43,733,638      34,300  Franklin Resources, Inc.           1,523,949
     35,900   Phillips Petroleum Co. #          2,252,725      17,100  Lehman Brothers Holdings, Inc. #   2,526,525
    302,000   Royal Dutch Petroleum Co. NY Shar18,101,125     113,100  Merrill Lynch & Co., Inc. #        7,464,600
     12,300   Sunoco, Inc.                        331,331     158,500  Morgan Stanley Dean Witter & Co.  14,492,844
     77,600   Texaco, Inc.                      4,074,000      20,800  Paine Webber Group, Inc.           1,417,000
     20,400   Tosco Corp. #                       636,225      31,600  Stilwell Financial Inc. +          1,374,600
     34,200   Unocal Corp.                      1,211,963      17,100  T. Rowe Price Associates             802,631
                                              ------------                                               -----------
                                               83,960,088                                                37,464,499
                                              ------------                                               -----------
                                                             STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.69%

    PRIMARY METAL INDUSTRIES - 0.29%                           41,400  Corning, Inc. #                   12,295,800
     30,800   Alcan Aluminum Ltd. #               891,275      20,600  Owens-Illinois, Inc. + #             190,550
                                                                                                         -----------
    122,000   Alcoa, Inc.                       3,088,125                                                12,486,350
                                                                                                         -----------
     11,500   Allegheny Technologies, Inc.        208,438
     18,600   Bethlehem Steel Corp. +              55,800    TEXTILE MILL PRODUCTS - 0.01%
     18,000   Engelhard Corp.                     292,500       4,600  Russell Corp.                         73,025
     11,400   Nucor Corp. #                       343,425       2,500  Springs Industries, Inc. - Class A    70,469
                                                                                                         -----------
     12,500   USX-U.S. Steel Group, Inc.          189,843                                                   143,494
                                                                                                         -----------
     12,100   Worthington Industries, Inc.        113,438
                                              ------------
                                                5,182,844    TOBACCO PRODUCTS - 0.55%
                                              ------------
                                                              317,200  Philip Morris Cos., Inc.           9,337,574
    PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%           22,900  UST, Inc.                            523,838
                                                                                                         -----------
      9,100   American Greetings Corp.            159,250                                                 9,861,412
                                                                                                         -----------
     12,300   Dow Jones & Co., Inc.               744,150
     37,100   Gannett Co., Inc.                 1,966,300    TRANSPORTATION BY AIR - 0.29%
     10,300   Harcourt General, Inc.              607,700      21,100  AMR Corp. +                          689,706
     10,700   Knight-Ridder, Inc.                 543,694      17,300  Delta Airlines, Inc. #               767,688
     27,400   McGraw-Hill Cos., Inc.            1,741,612      40,100  Fedex Corp. +                      1,778,033
      7,100   Meredith Corp. #                    209,450      70,200  Southwest Airlines Co.             1,702,350
     23,500   New York Times Co. #                923,844       9,400  US Airways Group, Inc. +             286,113
                                                                                                         -----------
     17,200   R.R. Donnelley & Sons Co.           422,475                                                 5,223,890
                                                                                                         -----------
     43,400   Tribune Co. #                     1,893,325

See Notes to Financial Statements        25               WELLS FARGO CORE TRUST



--------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------

COMMON STOCK - CONTINUED                                Face
    Shares  Security Description          Value         Amount  Security Description                Value
------------------------------------- -------------   ----------------------------------------- --------------

    TRANSPORTATION EQUIPMENT - 2.16%                 TIME DEPOSITS - 1.03%
    14,300  B. F. Goodrich Co.           $ 560,380    18,557,232 Caisse des depots et            $ 18,557,232
                                                                                                --------------
   126,400  Boeing Co.                   7,963,200               Consignations, 6.73%, 10/2/00
    12,300  Brunswick Corp.                224,475              (Cost $18,557,232)
    21,000  Dana Corp. #                   451,500
    78,900  Delphi Automotive Systems Cor1,193,363   U.S. TREASURY BILLS - 0.07%
   266,600  Ford Motor Co W/I            6,748,313    1,305,000 5.89% Yield, 2/1/01++               1,278,234
                                                                                                --------------
    28,000  General Dynamics Corp.       1,758,750              (Cost $1,279,078)
    75,600  General Motors Corp.         4,914,000
    42,600  Harley-Davidson, Inc. #      2,039,475  TOTAL INVESTMENTS -
   112,800  Honeywell International Inc. 4,018,500  (Cost $1,160,090,015)               99.95%  $ 1,798,268,247
    12,400  ITT Industries, Inc.           402,225  Other Assets and Liabilities         0.05%        976,073
                                                                                        ------- --------------
                                                                                        ------- --------------
     8,300  Navistar International Corp. + 248,481  TOTAL NET ASSETS                   100.00%  $ 1,799,244,320
                                                                                        ======= ==============
    10,100  Northrop Grumman Corp.         917,838
    10,800  PACCAR, Inc.                   400,275
    26,100  Rockwell International Corp.   789,525
    20,200  Textron, Inc.                  931,725
    17,500  TRW, Inc. #                    710,938
    65,900  United Technologies Corp.    4,563,575
                                      -------------
                                        38,836,538

                                      -------------

 TRANSPORTATION SERVICES - 0.03%
    18,200  Sabre Holdings Corp.           526,662
                                      -------------

 WATER TRANSPORTATION - 0.11%

    83,000  Carnival Corp.               2,043,875
                                      -------------

 WHOLESALE TRADE-DURABLE GOODS - 0.06%
    24,600  Genuine Parts Co.              468,938
    18,400  Visteon Corp.                  278,300
    13,200  W W Grainger, Inc.             347,325
                                      -------------
                                        1,094,563

                                      -------------

 WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
    39,100  Cardinal Health, Inc.        3,448,130
    70,000  Safeway Inc. + #             3,268,125
    18,600  Supervalu, Inc.                280,163
    46,900  Sysco Corp.                  2,172,056
                                      -------------
                                      -------------
                                         9,168,474

                                      -------------

Total Common Stocks (Cost $1,140,253,71,778,432,781
                                      -------------








--------------------------------------------------------------------------------

+    Non-Income Producing Security

# Part or all of this investment is on loan. See Note 2 of Notes to Financial Statements

++ As of September 30, 2000, $1,305,000 of U.S. Treasury Bills, 2/1/01, with a market value of $1,278,234 were pledged to cover margin requirements for open futures contracts

See Notes to Financial Statements        26               WELLS FARGO CORE TRUST

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